CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - Impact on retained earnings (Details) ¥ in Millions	Jan. 01, 2018 CNY (¥)
The impact of overlifts or underlifts, net of tax	¥ (1,218)
Impact of IFRS 15/HKFRS 15 application [member]
The impact of overlifts or underlifts, net of tax	¥ (1,218)